Equity Incentive Plan (Details) (USD $)	12 Months Ended			1 Months Ended	2 Months Ended	10 Months Ended	11 Months Ended					12 Months Ended					11 Months Ended	4 Months Ended	11 Months Ended	4 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		10 Months Ended	11 Months Ended					1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 20, 2009 Board of Directors	Feb. 24, 2010 Board of Directors	Oct. 20, 2010 Board of Directors	Dec. 05, 2008 Board of Directors	Dec. 31, 2010 Board of Directors	Sep. 30, 2010 Board of Directors	Jun. 30, 2010 Board of Directors	Jan. 31, 2009 Board of Directors	Dec. 31, 2008 Former CEO and former CFO	Jul. 01, 2010 Former CEO and former CFO	Jul. 01, 2009 Former CEO and former CFO	Jul. 01, 2008 Former CEO and former CFO	Dec. 03, 2007 Former CEO and former CFO	Dec. 03, 2007 Former CEO	May 12, 2011 Former CFO - 1st Trance	Dec. 03, 2007 Former CFO - 1st Trance	May 12, 2011 Former CFO - 2nd Trance	Mar. 31, 2008 Director	Dec. 31, 2008 Director	Apr. 01, 2009 Director	Apr. 01, 2008 Director	Feb. 04, 2010 Employees	Jan. 20, 2009 Employees	Oct. 20, 2010 Employees	Dec. 05, 2008 Employees	Jun. 30, 2011 Employees	Dec. 31, 2010 Employees	Jun. 30, 2010 Employees	Jan. 31, 2009 Employees	Jan. 17, 2012 Issuance of Shares under Equity Incentive Plan	Apr. 20, 2012 Issuance of Shares under Equity Incentive Plan	Mar. 30, 2012 Issuance of Shares under Equity Incentive Plan	Feb. 07, 2011 CEO	Apr. 20, 2012 CEO	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO
Related Party Transaction [Line Items]
Fair value of each share					$ 41.25	$ 42	$ 27									$ 230.1		$ 34.5		$ 34.5	$ 170.85				$ 39.9		$ 42	$ 27					$ 13.5			$ 36.75
Shares issued under share based compensation				62,667								11,000						16,533		5,533		10,000				8,667								90,667			9,333
Granted	90,667	49,867	153,707		65,333	71,333	62,667										6,000	16,533	5,000	5,533	10,000				7,707		9,333	8,667					90,667			28,000
Vested in period								71,333	32,667	32,667	62,667		3,667	3,667	3,666								5,000	5,000					3,083	9,333	4,624	8,667			90,667			9,333	9,333	9,333